Basis of Preparation of the Consolidated Financial Statements - Detailed Information About Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2023
Buildings and other constructions [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	50 years
Furniture, fixtures and installations [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	10 years
Selling equipment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	10 years
Other Property [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	10 years
Bottom of range [member] | Refinery equipment and petrochemical plants [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	20 years
Bottom of range [member] | Infrastructure for Natural Gas Distribution [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	20 years
Bottom of range [member] | Transportation equipment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	5 years
Top of range [member] | Refinery equipment and petrochemical plants [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	25 years
Top of range [member] | Infrastructure for Natural Gas Distribution [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	50 years
Top of range [member] | Transportation equipment [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Estimated useful life of the assets	25 years